Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 84,467,501	$ 40,983,836	$ 30,535,845
Other Comprehensive Income / (Loss):
Foreign currency translation (loss) / gain	(166,736)	26,577	32,166
Total Comprehensive Income	$ 84,300,765	$ 41,010,413	$ 30,568,011